Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(5,532)	(6,252)
Loans and advances
Disclosure of financial assets [line items]
Loans and advances	346,273	342,747
Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	168,061	171,512
Retail mortgages | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(187)	(583)	£ (516)
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	34,779	34,221
Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail other
Disclosure of financial assets [line items]
Loans and advances	13,808	9,952
Retail other | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(410)	(353)	(574)
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	129,625	127,062
Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(1,166)	(1,299)	£ (1,427)
Economic uncertainty adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(78)	(198)
Economic uncertainty adjustments | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(78)	(198)
Economic uncertainty adjustments | Loans and advances | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(78)	(182)
Economic uncertainty adjustments | Loans and advances | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	(16)
Economic uncertainty adjustments | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(36)	(57)
Economic uncertainty adjustments | Retail mortgages | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	0
Economic uncertainty adjustments | Retail credit cards | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	(45)
Economic uncertainty adjustments | Retail credit cards | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	0
Economic uncertainty adjustments | Retail other | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	(9)
Economic uncertainty adjustments | Retail other | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	0
Economic uncertainty adjustments | Corporate loans | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(42)	(71)
Economic uncertainty adjustments | Corporate loans | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	(16)
Economic uncertainty adjustments | Debt securities at amortised cost | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	0
Economic uncertainty adjustments | Cross default risk | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(53)	(166)
Economic uncertainty adjustments | Cross default risk | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(11)	(25)
Economic uncertainty adjustments | Model uncertainty risk | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(25)	(32)
Economic uncertainty adjustments | Model uncertainty risk | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(25)	(32)
Other adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(150)	(179)
Other adjustments | Loans and advances | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(157)
Other adjustments | Loans and advances | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(178)	(184)
Other adjustments | Loans and advances | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	21	5
Other adjustments | Retail mortgages | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(71)	(121)
Other adjustments | Retail mortgages | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	0	3
Other adjustments | Retail credit cards | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	22	9
Other adjustments | Retail credit cards | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	23	(8)
Other adjustments | Retail other | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(90)	(62)
Other adjustments | Retail other | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(4)	6
Other adjustments | Corporate loans | United Kingdom | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	(39)	(10)
Other adjustments | Corporate loans | Rest of the world | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	2	4
Other adjustments | Debt securities at amortised cost | Accumulated impairment
Disclosure of financial assets [line items]
Loans and advances	£ 7	£ 0